Concentration Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2011 Revenue Concentration By Customer [Member]	Dec. 31, 2011 Federated Kaufmann Fund [Member] Revenue Concentration By Product [Member]	Dec. 31, 2011 Federated Prime Obligations Fund [Member] Revenue Concentration By Product [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Forecast 1 [Member] basispoints	Mar. 31, 2012 Forecast 1 Maximum [Member]	Mar. 31, 2012 Forecast 2 [Member] basispoints	Mar. 31, 2012 Forecast 2 Maximum [Member]	Dec. 31, 2011 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]	Dec. 31, 2010 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]	Dec. 31, 2009 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	10.00%	12.00%	11.00%						46.00%	50.00%	65.00%
Estimated net impact of fee waivers on future pre-tax income				$ 27
Increase In Basis Points In Gross Yields On Securities Purchased In Money Market Fund Portfolios					10		25
Percentage Decrease Pre-tax Income Impact Of Waivers					35.00%	40.00%	65.00%	70.00%